Scharf Alpha Opportunity Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 93.60%	Value
	Banks - 2.06%
8,025	Wells Fargo & Co.	$205,440
	Beverages - 2.76%
2,983	Heineken N.V. (b)	275,015
	Biotechnology - 2.72%
366	AbbVie, Inc. (d)	35,934
2,090	Alexion Pharmaceuticals, Inc. (a)	234,581
		270,515
	Diversified Financial Services - 4.90%
2,731	Berkshire Hathaway, Inc. - Class B (a) (d)	487,511
	Diversified Telecommunication - 3.45%
6,229	Verizon Communications, Inc.	343,404
	Food Products - 4.10%
5,894	Danone (b)	407,643
	Health Care Providers & Services - 11.65%
6,810	CVS Health Corp. (d)	442,445
2,991	McKesson Corp. (d)	458,879
2,268	Quest Diagnostics, Inc.	258,461
		1,159,785
	Insurance - 4.04%
5,020	Progressive Corp.	402,152
	Interactive Media & Services - 4.26%
123	Alphabet, Inc. - Class C (a) (e)	173,874
2,086	Baidu, Inc. - ADR (a)	250,091
		423,965
	Internet & Direct Marketing Retail - 2.24%
140	Booking Holdings, Inc. (a) (d)	222,928
	IT Services - 2.44%
4,270	Cognizant Technology Solutions Corp. - Class A (d)	242,621
	Machinery - 1.18%
2,061	Otis Worldwide Corp.	117,188
	Media - 8.17%
11,912	Comcast Corp. - Class A (d)	464,330
2,817	Liberty Broadband Corp. (a)	349,195
		813,525
	Personal Products - 3.64%
6,799	Unilever NV - ADR	362,183
	Pharmaceuticals - 11.67%
2,950	Johnson & Johnson	414,859
4,522	Novartis AG - ADR (d)	394,952
1,013	Roche Holdings AG (b)	351,068
		1,160,879
	Road & Rail - 3.78%
2,517	Kansas City Southern (d)	375,763
	Software - 14.24%
4,983	Microsoft Corp. (d)	1,014,090
7,289	Oracle Corp. (d)	402,863
		1,416,953
	Specialty Retail - 4.02%
2,811	Advance Auto Parts, Inc. (d)	400,427
	Technology Hardware, Storage & Peripherals - 2.28%
206	Samsung Electronics Co., Ltd. (b)	227,218
	TOTAL COMMON STOCKS (Cost $7,529,724)	9,315,115

	EXCHANGE-TRADED FUNDS - 3.62%
6,010	iShares Silver Trust (a)	102,230
1,543	SPDR Gold Shares (a)	258,252
	TOTAL EXCHANGE-TRADED FUNDS (Cost $339,779)	360,482

	MONEY MARKET FUND - 2.68%
266,749	First American Treasury Obligations Fund, Class Z, 0.06% (c)	266,749
	TOTAL MONEY MARKET FUND (Cost $266,749)	266,749

	Total Investments in Securities (Cost $8,136,252) - 99.90%	9,942,346
	Other Assets in Excess of Liabilities - 0.10%	9,812
	TOTAL NET ASSETS - 100.00%	$9,952,158

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2020.
(d)	All or a portion of the security has been segregated for open short positions.
(e)	Non-voting shares.

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2020 (Unaudited)
Shares	SECURITIES SOLD SHORT - 52.72%	Value
	Exchange-Traded Funds - 52.72%
11,851	Invesco QQQ Trust Series 1	$2,934,307
7,499	SPDR S&P 500 ETF Trust	2,312,392
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,122,853)	$5,246,699

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Alpha Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Scharf Alpha Opportunity Fund	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Communication Services	$1,580,894	$-	$-	$1,580,894
Consumer Discretionary	623,355	-	-	623,355
Consumer Staples	1,044,840	-	-	1,044,840
Financials	1,095,103	-	-	1,095,103
Healthcare	2,591,179	-	-	2,591,179
Industrials	492,951	-	-	492,951
Information Technology	1,886,793	-	-	1,886,793
Total Common Stocks	9,315,115	-	-	9,315,115
Exchange-Traded Funds	360,482	-	-	360,482
Money Market Fund	266,749	-	-	266,749
Total Investments in Securities	$9,942,346	$-	$-	$9,942,346

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(5,246,699)	$-	$-	$(5,246,699)
Total Securities Sold Short	$(5,246,699)	$-	$-	$(5,246,699)

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.